Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details)	Dec. 31, 2015 USD ($) number		Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income | $	$ 17,686,502,000	[1]	$ 16,230,166,000	$ 15,389,074,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 454,123,000		$ 538,961,000
Avg orig FICO	731		730
Avg Refreshed FICO	717		717
Loans, net of unearned income | $	$ 454,123,000		$ 538,961,000	$ 662,242,000
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period Pre2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 109,486,000		$ 150,217,000
Avg orig FICO	724		723
Avg Refreshed FICO	718		721
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 11,975,000		$ 17,349,000
Avg orig FICO	710		712
Avg Refreshed FICO	702		712
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 29,634,000		$ 34,033,000
Avg orig FICO	737		736
Avg Refreshed FICO	734		740
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 50,654,000		$ 62,053,000
Avg orig FICO	732		731
Avg Refreshed FICO	729		724
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 171,581,000		$ 188,868,000
Avg orig FICO	734		733
Avg Refreshed FICO	712		717
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance | $	$ 80,793,000		$ 86,441,000
Avg orig FICO	740		741
Avg Refreshed FICO	716		709

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.